Issued Capital and Equity Incentive Plan - Summary of Changes to Number of Restricted Shares (Details) - Restricted Share Units - shares shares in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Disclosure Of Fair Value Measurement Of Equity [Line Items]
Number of shares outstanding balance	1,550	490
Number of shares granted	236	1,589
Number of shares converted into common shares	(117)	(521)
Number of shares cancelled		(8)
Number of shares outstanding balance	1,669	1,550